UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: November 30, 2011
Date of reporting period: February 28, 2011

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Saturna Investment Trust, Sextant Growth Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
AT&T	10,000	$283,800	1.16%	Telecommunctns - Services
Abbott Laboratories	7,000	$336,700	1.37%	Medical - Drugs
Adobe Systems	11,000	$379,500	1.55%	Computer - Software
Aecom Technology	10,000	$286,400	1.17%	Engineering R&D Svcs
Advanced Micro Devices	20,000	$184,200	0.75%	Elec Components - Semicondtrs
Agilent Technologies	13,000	$547,040	2.23%	Elec Components - Misc
Alaska Air Group	10,000	$594,500	2.43%	Transportation - Airline
Alcoa	30,000	$505,500	2.06%	Metal Ores - Non Ferrous
Amazon.com	6,000	$1,039,740	4.24%	Retail - Internet
Amgen	3,700	$189,921	0.77%	Medical - Biomed/Genetics
AmSurg	15,000	$354,450	1.45%	Medical - Outpnt/Home Care
Apple	4,800	$1,695,408	6.92%	Computer - Mini/Micro
Bed Bath & Beyond	9,000	$433,350	1.77%	Retail - Misc/Diversified
Best Buy	10,000	$322,400	1.32%	Retail - Consumer Elect
CVS Caremark	10,000	$330,600	1.35%	Retail - Drug Stores
Chubb	7,000	$424,760	1.73%	Insurance - Propt/Casul/Title
Coach	8,500	$466,820	1.91%	Textile - Apparel Mfg
Devon Energy	6,000	$548,640	2.24%	Oil & Gas - U S Explo & Prod
Dr Pepper Snapple	16,000	$576,960	2.35%	Beverages - Soft Drink
Duke Energy	10,000	$179,900	0.73%	Utility - Electric Power
E*TRADE Financial	25,000	$399,500	1.63%	Finance - Investment Bkrs
Ford Motor	30,000	$451,500	1.84%	Auto/Truck - Manufacturing
Guess?	8,000	$362,320	1.48%	Retail - Apparel/Shoe
Hewlett-Packard	12,000	$523,560	2.14%	Computer - Mini/Micro
Honeywell International	10,000	$579,100	2.36%	Diversified Operations
Idacorp	12,000	$452,880	1.85%	Utility - Electric Power
Intuit	12,000	$630,960	2.57%	Computer - Software
Johnson & Johnson	10,000	$614,400	2.51%	Medical - Supplies
KB Home	15,000	$198,750	0.80%	Building - Resident/Commercl
Lincoln Electric Holdings	6,000	$428,280	1.75%	Machinery - Tools & Rel Prods
LoopNet	20,000	$238,000	0.97%	Internet Content
Lowe's	15,000	$392,550	1.60%	Buildg Prods - Retail/Whlsle
NRG Energy	10,000	$199,900	0.82%	Utility - Electric Power
NextEra Energy	7,000	$388,290	1.59%	Utility - Electric Power
Norfolk Southern	7,000	$459,060	1.87%	Transportation - Rail
Nucor	4,000	$191,840	0.78%	Steel - Producers
Oracle	19,000	$625,100	2.55%	Computer - Software
PepsiCo	8,000	$507,360	2.07%	Beverages - Soft Drink
Pharmaceutical Product Development	15,000	$412,050	1.68%	Medical - Drugs
Piedmont Natural Gas	8,000	$234,400	0.96%	Utility - Gas Distribution
Raytheon	6,500	$332,865	1.36%	Aerospace - Equipment
Red Lion Hotels	50,000	$427,000	1.74%	Hotels & Motels
Regal-Beloit	5,500	$401,225	1.64%	Machinery - Tools & Rel Prods
Charles Schwab	25,000	$474,250	1.94%	Finance - Investment Bkrs
Sempra Energy	6,000	$319,380	1.30%	Utility - Gas Distribution
Spectra Energy	13,000	$347,750	1.42%	Oil & Gas - Prods/Pipeline
Stanley Black & Decker	3,000	$227,490	0.93%	Machinery - Tools & Rel Prods
Staples	15,000	$319,500	1.30%	Office Equip & Supplies
3D Systems	5,000	$244,750	1.00%	Instruments - Scientific
Trimble Navigation	14,000	$688,100	2.81%	Instruments - Elec Measuring
United Parcel Service	6,000	$442,800	1.81%	Transportation - Services
VCA Antech	8,000	$200,320	0.82%	Medical - Hospitals
Washington Banking	25,000	$352,500	1.44%	Banks - West
Washington Federal	15,000	$266,550	1.09%	Finance - Savings & Loan
Weyerhaeuser	27,082	$661,072	2.70%	Buildg Prods - Wood
John Wiley & Sons	8,000	$382,480	1.56%	Publishing - Books
Noble	10,000	$447,100	1.82%	Oil & Gas - Offshore Drillng

	Total	$24,505,521	100.00%

Saturna Investment Trust, Sextant Core Fund

Bond	Quantity	Market Value	Portfolio %	Maturity	Industry
Bellsouth Corp	100,000	$106,063	2.08%	11/15/12	Telecommunctns - Services
Berkley WR Corp	100,000	$106,069	2.08%	2/15/13	Insurance - Propt/Casul/Title
Boardwalk Pipelines LLC	100,000	$105,798	2.07%	2/1/17	Oil & Gas - Prods/Pipeline
Countrywide Home Loan	100,000	$104,052	2.04%	4/17/13	Banks - Money Center
CSX Corp.	95,000	$95,187	1.86%	3/15/11	Transportation - Rail
EI du Pont de Nemours	100,000	$111,913	2.19%	12/15/16	Chemicals - Diversified
Emerson Electric	100,000	$111,298	2.18%	10/15/17	Elec Components - Misc
FHLMC	100,000	$95,210	1.86%	2/15/30	Finance - Public US Inv Fd
General Electrical Cap Corp	101,000	$99,899	1.96%	4/15/22	Diversified Operations
Home Depot	100,000	$111,292	2.18%	3/1/16	Buildg Prods - Retail/Whlsle
Lake Washington SD 414, WA BAB	100,000	$94,387	1.85%	12/1/27	Schools
Oracle Corp	100,000	$111,601	2.18%	1/15/16	Computer - Software
SeaRiver Maritime	112,000	$108,080	2.12%	9/1/12	Transportation - Ship
Staples	90,000	$97,856	1.92%	10/1/12	Office Equip & Supplies
US Treasury	100,000	$89,781	1.76%	8/15/40	U S Government
US Treasury Bond	100,000	$116,437	2.28%	8/15/28	U S Government
Verizon	100,000	$103,142	2.02%	9/15/11	Telecommunctns - Cellular
Western Union	30,000	$33,437	0.65%	10/1/16	Finance - Services

	Total Bond	$1,801,502	35.28%

Common Stock	Quantity	Market Value	% Portfolio	Industry
3M	600	$55,338	1.08%	Diversified Operations
Adobe Systems	1,100	$37,950	0.74%	Computer - Software
Alcoa	2,000	$33,700	0.66%	Metal Ores - Non Ferrous
Anglo American PLC ADR	1,119	$30,247	0.59%	Metal Ores - Gold
Apple	250	$88,303	1.73%	Computer - Mini/Micro
Arch Coal	2,000	$67,060	1.31%	Coal
AT&T	2,600	$73,788	1.44%	Telecommunctns - Services
Australia & New Zealand Banking ADS	3,000	$74,100	1.45%	Banks - Foreign
Autoliv	700	$52,423	1.03%	Auto/Truck - Manufacturing
BASF SE ADS	400	$33,248	0.65%	Chemicals - Diversified
BHP Billiton ADS	650	$61,490	1.20%	Metal Ores - Non Ferrous
Canadian National Railway	800	$58,616	1.15%	Transportation - Rail
Cenovus Energy	1,000	$38,910	0.76%	Oil & Gas - Canadn Exp & Prod
China Mobile ADS	500	$23,635	0.46%	Telecommunctns - Cellular
Chubb	750	$45,510	0.89%	Insurance - Propt/Casul/Title
ConocoPhillips	1,250	$97,338	1.90%	Oil & Gas - U S Integrated
CRH PLC ADS	600	$13,842	0.27%	Building - Cement/Concrete/Ag
Devon Energy	1,200	$109,728	2.15%	Oil & Gas - U S Explo & Prod
Eli Lilly	1,000	$34,560	0.68%	Medical - Drugs
Express Scripts	1,200	$67,464	1.32%	Medical - Hlth Maint Orgs
Freeport-McMoRan Copper & Gold	1,000	$52,950	1.04%	Metal Ores - Misc
General Mills	2,000	$74,280	1.45%	Food - Misc Preparation
GlaxoSmithKline PLC ADS	500	$19,305	0.38%	Medical - Drugs
Harris	800	$37,328	0.73%	Telecommunctns - Equip
Heinz (H.J.)	1,500	$75,330	1.47%	Food - Canned
Hewlett-Packard	1,200	$52,356	1.02%	Computer - Mini/Micro
Honeywell International	850	$49,223	0.96%	Diversified Operations
Humana	1,000	$65,010	1.27%	Medical - Hlth Maint Orgs
Idacorp	1,400	$52,836	1.03%	Utility - Electric Power
ING Groep NV ADS	1,242	$15,587	0.30%	Insurance - Multi Line
Johnson & Johnson	900	$55,296	1.08%	Medical - Supplies
JP Morgan Chase & Co	550	$25,680	0.50%	Banks - Money Center
Kimberly-Clark	925	$60,958	1.19%	Paper & Paper Products
LAN Airlines SA ADS	3,500	$94,885	1.86%	Transportation - Airline
Lockheed Martin	400	$31,664	0.62%	Electronics - Military Sys
Lowe's	1,400	$36,638	0.72%	Buildg Prods - Retail/Whlsle
McGraw-Hill	1,000	$38,680	0.76%	Publishing - Books
NextEra Energy	600	$33,282	0.65%	Utility - Electric Power
Nike	900	$80,127	1.57%	Shoes & Related Apparel
Noble	1,600	$71,536	1.40%	Oil & Gas - Offshore Drillng
Novartis AG ADR	950	$53,457	1.05%	Medical - Drugs
Novo Nordisk A/S ADS	400	$50,664	0.99%	Medical - Drugs
NRG Energy	1,200	$23,988	0.47%	Utility - Electric Power
Nucor	800	$38,368	0.75%	Steel - Producers
Orient-Express Hotels	1,000	$12,620	0.25%	Hotels & Motels
Parker Hannifin	500	$44,590	0.87%	Instruments - Control
Pearson PLC ADS	3,100	$53,227	1.04%	Publishing - Books
PepsiCo	1,000	$63,420	1.24%	Beverages - Soft Drink
PNC Bank	600	$37,020	0.72%	Banks - Northeast
Praxair	700	$69,566	1.36%	Chemicals - Specialty
Procter & Gamble	900	$56,745	1.11%	Cosmetics & Toiletries
RPM International	1,000	$22,970	0.45%	Chemicals - Specialty
Sanofi-Aventis ADR	1,000	$34,580	0.68%	Medical - Drugs
Stanley Black & Decker	446	$33,820	0.66%	Machinery - Tools & Rel Prods
StatoilHydro ASA ADS	2,003	$52,859	1.03%	Oil & Gas - Intl Integrated
Taiwan Semiconductor ADS	4,534	$55,723	1.09%	Elec Components - Semicondtrs
Telefonica SA ADS	2,400	$61,368	1.20%	Utility - Telephone
Toronto-Dominion Bank	550	$46,041	0.90%	Banks - Foreign
Total SA ADS	1,100	$67,430	1.32%	Oil & Gas - Intl Integrated
Unilever PLC ADS	1,850	$54,945	1.07%	Food - Misc Preparation
UnitedHealth	2,000	$85,160	1.67%	Medical - Hlth Maint Orgs
Visa	600	$43,830	0.86%	Finance - Services
Washington Federal	2,000	$35,540	0.70%	Finance - Savings & Loan
Williams Companies	3,000	$91,080	1.78%	Oil & Gas - Prods/Pipeline

	Total Common Stock	$3,309,212	64.72%

	Total	$5,110,714	100.00%

Saturna Investment Trust, Sextant International Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry	Country
America Movil SAB de CV ADS	30,000	$1,722,600	1.44%	Telecommunctns - Cellular	MEXICO
Anglo American PLC ADR	110,000	$2,973,300	2.49%	Metal Ores - Gold	SOUTH AFRICA
Australia & New Zealand Banking ADS	80,000	$1,976,000	1.66%	Banks - Foreign	AUSTRALIA
AXA SA ADS	17,000	$355,980	0.30%	Banks - Foreign	FRANCE
BASF SE ADS	25,000	$2,078,000	1.74%	Chemicals - Diversified	GERMANY
BCE	60,000	$2,227,200	1.87%	Telecommunctns - Equip	CANADA
BG Group plc ADS	14,000	$1,704,360	1.43%	Utility - Gas Distribution	UNITED KINGDOM
Banco Bilbao Vizcaya Argentaria SA	50,000	$615,000	0.51%	Banks - Foreign	SPAIN
Banco Santander ADS	205,680	$2,529,864	2.12%	Banks - Foreign	SPAIN
Barrick Gold	40,000	$2,112,800	1.77%	Metal Ores - Gold	CANADA
BHP Billiton ADS	20,000	$1,892,000	1.59%	Metal Ores - Non Ferrous	AUSTRALIA
CPFL Energia S A ADR	15,000	$1,188,450	1.00%	Utility - Electric Power	BRAZIL
Canadian Pacific Railway	32,000	$2,175,360	1.82%	Transportation - Rail	CANADA
Canon ADS	50,000	$2,414,000	2.02%	Office Automation	JAPAN
Cenovus Energy	60,000	$2,334,600	1.96%	Oil & Gas - Canadn Exp & Prod	CANADA
China Mobile ADS	25,000	$1,181,750	0.99%	Telecommunctns - Cellular	CHINA
China Techfaith Wireless ADR	50,000	$211,500	0.18%	Telecommunctns - Cellular	CHINA
Coca-Cola Femsa SAB de CV ADS	27,557	$2,013,315	1.69%	Beverages - Soft Drink	MEXICO
Dassault Systems SA ADR	15,000	$1,148,700	0.96%	Computer - Software	FRANCE
EnCana	40,000	$1,301,600	1.09%	Oil & Gas - Canadn Integrated	CANADA
Enersis SA ADS	65,000	$1,320,150	1.11%	Utility - Electric Power	CHILE
Fibria Celulose SA	45,500	$655,655	0.55%	Paper & Paper Products	BRAZIL
Fomento Economico Mex ADS	20,000	$1,124,600	0.94%	Beverages - Alcoholic	MEXICO
GlaxoSmithKline PLC ADS	50,000	$1,930,500	1.62%	Medical - Drugs	UNITED KINGDOM
ICICI Bank Ltd ADS	45,000	$1,951,200	1.64%	Banks - Foreign	INDIA
Infosys ADS	32,000	$2,134,400	1.79%	Computer - Software	INDIA
ING Groep NV ADS	92,852	$1,165,293	0.98%	Insurance - Multi Line	NETHERLANDS
Korea Electric Power ADS	20,000	$244,000	0.20%	Utility - Electric Power	KOREA
LAN Airlines SA ADS	130,000	$3,524,300	2.96%	Transportation - Airline	CHILE
Metso Oyj ADS	12,100	$625,449	0.52%	Paper & Paper Products	FINLAND
Mitsubishi UFJ Financial ADR	200,000	$1,106,000	0.93%	Banks - Foreign	JAPAN
Newcrest Mining Ltd ADS	67,301	$2,620,701	2.20%	Metal Ores - Gold	AUSTRALIA
Nice Systems ADS	30,000	$1,039,350	0.87%	Computer - Internet	ISRAEL
Nidec ADR	20,000	$465,400	0.39%	Machinery - Electrical	JAPAN
Nintendo	17,000	$623,050	0.52%	Toys/Games/Hobby Prod	JAPAN
Nissan Motor ADS	120,000	$2,448,000	2.05%	Auto/Truck - Mfg Foreign	JAPAN
Nomura Holdings ADR	30,000	$189,300	0.16%	Finance - Investment Bkrs	JAPAN
Novartis AG ADR	60,000	$3,376,200	2.83%	Medical - Drugs	SWITZERLAND
Novo Nordisk A/S ADS	25,000	$3,166,500	2.66%	Medical - Drugs	DENMARK
Pearson PLC ADS	90,000	$1,545,300	1.30%	Publishing - Books	UNITED KINGDOM
Petroleo Brasileiro ADR	70,000	$2,788,100	2.34%	Oil & Gas - Intl Integrated	BRAZIL
Potash Corp of Saskatchewan	51,000	$3,141,600	2.64%	Fertilizers	CANADA
PT Indosat Tbk ADR	20,000	$555,800	0.47%	Utility - Telephone	INDONESIA
Repsol YPF SA ADS	80,000	$2,692,000	2.26%	Oil & Gas - Intl Integrated	SPAIN
Rio Tinto PLC ADS	30,000	$2,132,400	1.79%	Metal Ores - Misc	UNITED KINGDOM
Ritchie Bros Auctioneers	30,000	$765,000	0.64%	Building - Heavy Const	CANADA
Ryanair Holdings plc ADS	20,000	$570,400	0.48%	Transportation - Airline	IRELAND
SK Telecom ADR	30,000	$527,700	0.44%	Telecommunctns - Services	KOREA
SAP AG ADS	30,000	$1,812,000	1.52%	Computer - Software	GERMANY
Shire PLC ADR	32,000	$2,720,320	2.28%	Medical - Drugs	UNITED KINGDOM
StatoilHydro ASA ADS	30,173	$796,265	0.67%	Oil & Gas - Intl Integrated	NORWAY
Teck Resources LTD	100,000	$5,542,000	4.65%	Metal Ores - Non Ferrous	CANADA
Telecom New Zealand ADS	20,000	$158,200	0.13%	Utility - Telephone	NEW ZEALAND
Telefonica SA ADS	90,000	$2,301,300	1.93%	Utility - Telephone	SPAIN
Telafonos de Mexico SAB de CV ADS	30,000	$542,700	0.45%	Utility - Telephone	MEXICO
Telus	45,000	$2,140,200	1.80%	Telecommunctns - Services	CANADA
Tenaris SA ADR	2,500	$113,450	0.09%	Steel - Pipe & Tubes	ARGENTINA
Teva Pharmaceutical Industries ADS	50,000	$2,505,000	2.10%	Medical - Generic Drugs	ISRAEL
Toronto-Dominion Bank	40,000	$3,348,400	2.81%	Banks - Foreign	CANADA
Total SA ADS	45,000	$2,758,500	2.31%	Oil & Gas - Intl Integrated	FRANCE
Toyota Motor ADS	20,000	$1,866,000	1.56%	Auto/Truck - Mfg Foreign	JAPAN
Turkcell Iletisim Hizmetleri ADR	70,000	$984,900	0.83%	Telecommunctns - Cellular	TURKEY
Unilever PLC ADS	20,000	$594,000	0.50%	Food - Misc Preparation	UNITED KINGDOM
UPM-Kymmene Oyj ADS	3,500	$69,510	0.10%	Paper & Paper Products	FINLAND
Vale SA-SP ADR	60,000	$2,053,800	1.72%	Metal Prods - Fabrication	BRAZIL
Vestas Wind Systems ADR	50,000	$575,000	0.48%	Energy Alternate Sources	DENMARK
Vodafone Group PLC ADS	50,000	$1,431,000	1.20%	Telecommunctns - Cellular	UNITED KINGDOM
Orient-Express Hotels	170,000	$2,145,400	1.80%	Hotels & Motels	BERMUDA
Millicom Intl Cellular SA	10,000	$876,000	0.73%	Telecommunctns - Cellular	LUXEMBOURG
ASML Holdings NV	60,000	$2,616,000	2.19%	Elec Components - Semicondtrs	NETHERLANDS
Copa Holdings SA, Class A	50,000	$2,666,500	2.24%	Transportation - Airline	PANAMA

	Total	$119,201,172	100.00%

Saturna Investment Trust, Sextant Short Term Bond Fund

Bond	Quantity	Market Value	Portfolio %	Maturity	Industry
American Express Bank Med. Term CD	220,000	$239,109	5.08%	12/24/13	Banks - West
Astrazeneca PLC	125,000	$133,848	2.85%	9/15/12	Medical - Drugs
Bank of New York Mellon	160,000	$169,043	3.59%	4/1/12	Banks - Money Center
Berkshire Hathaway Financial	100,000	$104,650	2.23%	5/15/15	Insurance - Multi Line
Canada Government	230,000	$236,522	5.03%	9/10/14	Finance - Public Forgn Inv Fd
Commerce Charter TWP Michigan	125,000	$134,502	2.86%	12/1/13	General Obligations
Dawson Springs KY ISD Bldg Rev	95,000	$97,079	2.07%	8/1/13	Schools
Florida Power & Light Group Capital	140,000	$143,440	3.05%	9/1/11	Utility - Electric Power
Xstrata Canada Corp	200,000	$214,002	4.55%	6/5/12	Metal Ores - Misc
General Electric Capital Corp	100,000	$106,394	2.26%	10/19/12	Diversified Operations
HSBC Finance Corp. (Household Finc)	100,000	$103,465	2.20%	10/15/11	Finance - Consumer Loans
IBM Corporation	135,000	$144,276	3.07%	10/22/12	Computer - Services
Manhattan Kansas	180,000	$184,352	3.92%	12/1/13	Roads
Marathon Oil	120,000	$128,419	2.73%	7/1/12	Oil & Gas - U S Integrated
Ontario, Canada Yankee	220,000	$236,772	5.04%	6/16/14	U S Government
PNC Funding Corp	200,000	$220,561	4.69%	6/10/14	Banks - Northeast
Passaic NJ Taxable Pension GO	100,000	$102,181	2.17%	2/1/13	General Obligations
Protective Life Secured Trust	200,000	$208,494	4.43%	5/15/13	Insurance - Life
Rhode Island Econ Dev Corp Rev	175,000	$179,375	3.82%	3/15/13	Real Estate - Development
Rio Tinto Finance USA	150,000	$181,599	3.86%	5/1/14	Metal Ores - Misc
SeaRiver Maritime	202,000	$194,931	4.15%	9/1/12	Transportation - Ship
Southwestern Michigan Comm. College	125,000	$131,175	2.79%	5/1/15	Schools
Stanley Works	180,000	$189,487	4.03%	11/1/12	Machinery - Tools & Rel Prods
Teck Resources Ltd	180,000	$220,168	4.68%	5/15/14	Metal Ores - Non Ferrous
US T-NOTE	350,000	$354,019	7.53%	12/31/13	U S Government
Verizon New England Tel.	129,000	$137,238	2.92%	10/1/13	Utility - Telephone
Noble Corp	190,000	$207,003	4.40%	6/1/13	Oil & Gas - Offshore Drillng

	Total	$4,702,104	100.00%

Saturna Investment Trust, Sextant Bond Income Fund

Bond	Quantity	Market Value	% Portfolio	Maturity	Industry
Air Products & Chemicals	50,000	$65,867	1.35%	4/15/21	Chemicals - Specialty
Allstate Corp.	50,000	$55,973	1.14%	6/15/13	Insurance - Multi Line
American Municipal Power- Ohio Rev	250,000	$253,267	5.18%	2/15/29	Utility - Electric Power
AutoZone Inc.	95,000	$102,735	2.10%	11/15/15	Auto Parts - Replacement
BHP Finance USA	125,000	$139,034	2.84%	12/15/15	Metal Ores - Misc
Baker Hughes Inc	100,000	$117,016	2.39%	1/15/29	Oil & Gas - Field Services
Burlington VT Taxable Pub Imp Ser B	160,000	$162,000	3.31%	11/1/28	General Obligations
Caterpillar INC	40,000	$41,651	0.85%	8/15/11	Machinery - Const/Mining
CitiCorp	50,000	$51,791	1.06%	10/15/11	Banks - Money Center
Commonwealth Edison Corp.	50,000	$56,666	1.16%	7/1/13	Utility - Electric Power
ConocoPhillips	150,000	$172,081	3.52%	1/15/20	Oil & Gas - Intl Integrated
Dean Witter Discovery & Company	50,000	$55,413	1.13%	10/15/13	Finance - Investment Bkrs
Deere & Co.	95,000	$128,906	2.64%	5/15/30	Machinery - Farm
Dell Rapids SD School Dist 49-3	200,000	$201,772	4.12%	1/15/30	Schools
Dupage Co. IL Cmnty Coll Dist #502	150,000	$150,784	3.08%	1/1/26	General Obligations
Federal Farm Credit Bank	150,000	$163,092	3.33%	1/15/18	U S Government
Federal Home Loan Bank	150,000	$171,319	3.50%	9/15/16	Finance - Mrtg & R.E. Service
Florida Power & Light	100,000	$109,190	2.23%	10/1/33	Utility - Electric Power
Goldman Sachs	180,000	$180,559	3.69%	1/15/27	Finance - Investment Bkrs
Graves CO KY SCD Bldg Lease Rev	150,000	$151,291	3.09%	6/1/24	Schools
Heinz H. J. Co.	75,000	$78,879	1.61%	3/15/12	Food - Misc Preparation
Idaho Hsg & Fin GARVEE BAB A-2	180,000	$184,185	3.76%	7/15/20	Roads
Johnson Co. KS Bldg Ls/Pr REV BAB	250,000	$232,915	4.76%	9/1/26	Real Estate - Operations
Masco	60,000	$64,776	1.32%	8/15/13	Buildg Prods - Miscellaneous
Milan Cnty Michigan Area Schools	150,000	$154,238	3.15%	5/1/24	General Obligations
Oklahoma City Fin Auth Ed Lease Rev	160,000	$167,189	3.42%	9/1/22	State Education
Paine Webber Group	50,000	$56,004	1.15%	2/15/14	Finance - Investment Bkrs
Pharmacia (PFE)	100,000	$116,206	2.38%	12/1/18	Medical - Drugs
Phillips Electronics Corp	75,000	$84,970	1.74%	8/15/13	Electronics - Misc Products
Progressive	75,000	$83,703	1.71%	10/1/13	Insurance - Propt/Casul/Title
Quebec Canada Yankee	175,000	$221,167	4.52%	2/9/24	U S Government
St. Pauls Travelers Insurance	125,000	$139,035	2.84%	12/1/15	Insurance - Propt/Casul/Title
San Marcos Texas ULTD GO BAB	200,000	$203,656	4.16%	8/15/30	Utilities - Sewer
SeaRiver Maritime	225,000	$217,126	4.44%	9/1/12	Transportation - Ship
Southwest Airlines	75,000	$78,727	1.61%	3/1/12	Transportation - Airline
Springville UT. GO BAB	240,000	$228,598	4.67%	5/1/31	General Obligations
Wal-Mart Stores	45,000	$51,132	1.05%	6/1/13	Retail - Discount & Variety

	Total	$4,892,913	100.00%

Saturna Investment Trust, Idaho Tax Exempt Fund

Bond	Quantity	Market Value	% Portfolio	Maturity	Industry
Ada & Canyon JSD #2 Meridian	50000	$57,457	0.42%	7/30/15	Schools
Ada & Canyon JSD #2 Meridian	165000	$181,319	1.31%	8/15/20	General Obligations
Ada & Canyon JSD #2 Merdian	155000	$169,579	1.23%	8/15/21	General Obligations
Ada & Canyon JSD # 3 Kuna	500000	$543,795	3.93%	9/15/19	General Obligations
Washington & Adams Co.s JSDC # 432	100000	$106,453	0.77%	8/15/19	General Obligations
Bingham Co. SCD # 52 Snake HS	250000	$268,230	1.94%	9/1/20	General Obligations
Bingham Co. SCD #52 Snake HS	200000	$199,282	1.44%	9/1/27	General Obligations
Bingham Co. Id. SCD # 55 Blackfoot	285000	$301,775	2.18%	8/1/17	General Obligations
Blackfoot ID COP Series 2000	135000	$135,301	0.98%	2/1/18	Utility - Waste Mangmt
Blaine County Idaho Series A	150000	$154,437	1.12%	8/1/23	General Obligations
Boise City ID Gen Fund Rev	160000	$163,832	1.19%	12/1/17	Finance - Services
Boise City ID Gen Fund Rev	100000	$102,341	0.74%	12/1/18	Finance - Services
Boise State Univerity ID Rev's	250000	$252,110	1.82%	4/1/27	Schools
Boise State University Rev 09 Ser A	385000	$386,255	2.79%	4/1/34	Schools
Boise City Urb Ren Agy Lease Rev	160000	$170,555	1.23%	8/15/20	Real Estate - Development
Boise City Urb Ren Agy Lease Rev	90000	$95,253	0.69%	8/15/21	Real Estate - Development
Bonneville & Bingham Co ID SCD 93	150000	$165,489	1.20%	9/15/16	General Obligations
Boundary County SCD #101	240000	$250,821	1.82%	8/15/21	General Obligations
Caldwell ID Par Lien Sewer Rev 2010	100000	$110,542	0.80%	9/1/19	Utilities - Sewer
Canyon Co. ID SCD # 131 Nampa	325000	$345,940	2.50%	8/15/19	Schools
Canyon Co. ID SCD # 131 Nampa	105000	$110,200	0.80%	8/15/23	General Obligations
Canyon Co. ID SCD #134 Middleton	170000	$185,555	1.34%	7/31/16	General Obligations
Canyon Co. Id SCD #139 Vallivue	350000	$351,533	2.54%	9/15/25	Schools
Fremont & Madison JSD 215 St. Antho	200000	$215,584	1.56%	8/15/19	General Obligations
Fremont Madison Cnty ID JSD 215	130000	$133,839	0.97%	8/15/24	General Obligations
Idaho Bond Bank Authority Rev	135000	$138,479	1.00%	9/1/22	Pollution Control - Servcs
Idaho Bond Bank Authority	250000	$260,405	1.88%	9/15/26	Utility - Water Supply
Idaho Bond Bank Authority	75000	$76,646	0.55%	9/15/23	Utility - Waste Mangmt
Idaho Bond Bank Authority	90000	$96,242	0.70%	9/15/19	Finance - Services
Idaho Bond Bank Authority Rev Ser B	100000	$100,685	0.73%	9/15/24	Diversified Operations
Idaho Falls ID Electric	120000	$136,195	0.99%	4/1/19	Utility - Electric Power
Idaho Health Fac Ath Holy Cross Rev	50000	$49,818	0.36%	12/1/28	Medical - Hospitals
Idaho Health Facs Auth Rev Ref.	110000	$110,344	0.80%	12/1/14	Medical - Hospitals
Idaho Health Facs Auth Corp	115000	$115,315	0.83%	12/1/22	Medical - Hospitals
Idaho Health Facs Auth Rev	200000	$221,346	1.60%	12/1/23	Medical - Hospitals
Idaho Health Facs Auth Rev Grp B	115000	$123,668	0.89%	12/1/33	Medical - Hospitals
Idaho Housing & Finance Assoc.	100000	$105,314	0.76%	6/1/17	Schools
Idaho Housing & Finance Assoc	200000	$207,412	1.50%	7/15/24	Transportation - Services
Idaho Housing & Finance GARVEE TR-A	250000	$258,510	1.87%	7/15/23	Roads
Idaho Housing & Finance GARVEE TR-A	50000	$51,361	0.37%	7/15/27	Roads
Idaho Housing & Fin Ass SF Rev	85000	$86,183	0.62%	7/1/28	Housing
Idaho State Building Authority	110000	$111,816	0.81%	9/1/23	Building - Resident/Commercl
Idaho State University Ref & Impt	150000	$150,413	1.09%	4/1/17	State Education
Idaho State University Rev.	220000	$224,167	1.62%	4/1/24	State Education
Jefferson & Madison SCD 251 Rigby	100000	$103,737	0.75%	9/1/24	General Obligations
Jerome ID Urban Renewal District	200000	$202,960	1.47%	9/1/13	Real Estate - Development
Jerome Lincoln Gooding Co's JSC 261	125000	$132,773	0.96%	9/15/18	General Obligations
Jerome Lincoln Gooding Co's JSD 261	250000	$271,855	1.97%	9/15/22	General Obligations
Kootenai-Shoshone Area Librarys	220000	$228,877	1.66%	8/1/21	General Obligations
Latah Nez Perce Clearwater JSD 283	190000	$196,933	1.42%	8/15/27	General Obligations
Lemhi County ID GO	100000	$103,019	0.75%	8/1/15	General Obligations
Madison Co. SCD # 321 Rexburg UTGO	410000	$416,408	3.01%	8/15/24	General Obligations
Madison Co. SCD # 321 Rexburg UTGO	250000	$250,643	1.81%	8/15/26	Schools
Meridian ID Free Library District	100000	$101,494	0.73%	8/1/15	General Obligations
Minidoka & Jerome JSD # 331	75000	$78,961	0.57%	8/15/18	General Obligations
Minidoka & Jerome JSD # 331	75000	$77,523	0.56%	8/15/20	General Obligations
Minidoka & Jerome JSD 331	225000	$225,808	1.63%	8/15/24	General Obligations
Minidoka & Jerome JSD # 331	160000	$160,456	1.16%	8/15/25	General Obligations
Moscow Idaho Sewer Revenue	200000	$201,944	1.46%	5/1/28	Utilities - Sewer
Nampa Idaho Series B	200000	$211,236	1.53%	8/1/20	General Obligations
Nez Perce County (Jail) 2007 COP	150000	$154,626	1.12%	2/1/21	Municipal Leases
Owyhee & Canyon Co SD 370 Homedale	160000	$181,232	1.31%	8/15/16	Schools
Owyhee & Elmore SD 365 Grandview	350000	$363,776	2.63%	8/15/27	Schools
Payette Co ID SCD #373	350000	$369,884	2.68%	9/15/24	Schools
Pocatello ID Water Rev	100000	$99,996	0.72%	2/1/24	Utility - Water Supply
Pocatello ID. Water Revenue	350000	$353,066	2.55%	2/1/26	Utility - Water Supply
Post Falls LID 2004-1	300000	$285,258	2.06%	5/1/21	Real Estate - Development
Twin Falls ID SCD 411	120000	$122,306	0.88%	9/15/25	General Obligations
University Of Idaho Rev.	225000	$229,599	1.66%	4/1/28	State Education
University of Idaho Rev.s	200000	$213,418	1.54%	4/1/19	State Education
University of Idaho Rev's	260000	$275,301	1.99%	4/1/20	State Education
Valley & Adams JSD # 421 McCall	135000	$139,378	1.01%	8/1/22	General Obligations
Valley & Adams JSD 421 McCall	290000	$294,863	2.13%	8/1/24	Schools

	Total	$13,829,126	100.00%

Security valuation: Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using a matrix. This technique considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity and general market conditions.

Fixed-income debt instruments, such as commercial paper, bankers' acceptances and U.S. Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use independent pricing services for valuation of their non-U.S. securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Foreign currency:

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Fair Value Measurments Disclosure:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2: Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3: Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the Funds’ investments carried at value:

Funds	Total	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Growth Fund

Common Stocks	$24,505,521	$24,505,521	$-	$-
Total Assets	$24,505,521	$24,505,521	$-	$-

Core Fund

Common Stocks	$3,309,212	$3,309,212	$-	$-
Corporate Bonds	$1,405,687	$-	$1,405,687	$-
U.S. Government Agency Bonds	$95,210	$-	$95,210	$-
U.S. Government Bonds	$206,218	$-	$206,218	$-
Municipal Bonds	$94,387	$-	$94,387	$-
Total Assets	$5,110,714	$3,309,212	$1,801,502	$-

International Fund

Common Stocks	$119,201,172	$119,201,172	$-	$-
Total Assets	$119,201,172	$119,201,172	$-	$-

Short-Term Bond

Corporate Bonds	$3,046,127	$-	$3,046,127	$-
U.S. Government	$354,019	$-	$354,019	$-
Foreign Government Bonds	$473,294	$-	$473,294	$-
Municipal Bonds	$828,664	$-	$731,585	$97,079
Total Assets	$4,702,104	$-	$4,605,025	$97,079

Bond Income

Corporate Bonds	$2,247,440	$-	$2,247,440	$-
U.S. Government Agency Bonds	$334,411	$-	$334,411	$-
Foreign Government Bonds	$221,167	$-	$221,167	$-
Municipal Bonds	$2,089,895	$-	$2,089,895	$-
Total Assets	$4,892,913	$-	$4,892,913	$-

Idaho Tax Exempt

Municipal Bonds	$13,829,126	$-	$13,159,682	$669,444
Total Assets	$13,829,126	$-	$13,159,682	$669,444

Short Term Bond
Level 3 Roll-Forward Municipal Securities
Beginning balance	$98,080
Total unrealized gains or losses	$(1,001)
Purchases	$-
Maturity	$-
Transfers in and/or out of level 3	$-
Ending Balance	$97,079

Idaho Tax Exempt Fund
Level 3 Roll-Forward Municipal Securities
Beginning balance	$683,176
Total unrealized gains or losses	$(8,732)
Purchases	$-
Maturity	$(5,000)
Transfers in to and/or out of level 3	$-
Ending Balance	$669,444

Odd Lots:
The bid-side valuations provided by the independent pricing service for fixed income securities are for institutional "round-lot" holdings ("Round Lots"). Round Lots consist of 100 bonds (approximately $100,000 each). Some of the Short-Term Bond Fund's and the Idaho Tax Exempt Fund's holdings consist of less than a Round Lot and are considered "Odd Lots." Odd Lot Municipal Bonds trade at a discount to Round Lot Municipal Bonds to compensate for the effect of the fixed costs associated with a trade. To reflect this discount, the Funds apply a discount to the valuation of Odd Lot Municipal Bond holdings as shown in the following chart.

Total Face Value	Adjustment to Price
Under 10,000	-0.750
10,000-24,999	-0.625
25,000-49,999	-0.500
50,000-74,999	-0.375
75,000-99,999	-0.250
100,000 and up	none

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update "Improving Disclosures about Fair Value Measurements" that requires additional disclosures regarding transfers into and out of Levels 1 and 2; and purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the reporting periods beginning after December 15, 2009. For the period ended February, 2011, there were no significant transfers in to or out of Levels 1 or 2. The second disclosure is effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the additional requirements will have on its financial statement disclosures.

Item 2. Controls and Procedures

Internal control over financial reporting is under the supervision of the principal executive and financial officers. On April 19, 2011, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Saturna Investment Trust and found them reasonable and adequate.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 27, 2011

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: April 27, 2011